Reporting Segments (Additions To Property Plant And Equipment Including Acquisitions Net Of Contributions In Aid Of Construction Costs Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	$ 8,536	$ 5,559	$ 3,342
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	8,167	5,494	3,327
Investment In Sunoco LP [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	491	154	0
Investment in Lake Charles LNG [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	1	1	2
Adjustments and Eliminations [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	$ (123)	$ (90)	$ 13